Equity Awards (Details) - shares		10 Months Ended	12 Months Ended
		Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2018	Jun. 30, 2021
Equity Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			7,408
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights				All options vest 20% per year beginning on the first anniversary of their grant date.
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture		3,704	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			12,471		7,408
Affiliated Entity [Member]
Equity Awards (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture			3,500,000
Director [Member]
Equity Awards (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture			500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	[1]		1,852
Consultant [Member]
Equity Awards (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture			1,000,000

[1]	7,408 shares were issued for Equity Awards during the year ended December 31, 2020.